Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net income (loss)	$ 1,509,237	$ (173,708)
Adjustments for:
Depreciation and amortization	1,633,620	1,571,803
Expected credit losses	9,121	9,740
Share of profit of equity-accounted investees	231	(9,836)
Gain on sales of assets	(4,605)	(6,093)
Tax expense	592,500	(103,755)
Net finance expense	1,309,454	1,012,864
Share-based compensation	10,089	6,290
Provisions for legal proceedings	31,177	86,390
Impairment loss	26,633	24,819
Net realizable value inventory adjustments	8,821	(17,868)
DOJ (Department of Justice) and antitrust agreements	80,977	42,200
Fair value adjustment of biological assets	(55,967)	80,253
Total Adjustments	5,151,288	2,523,099
Changes in assets and liabilities:
Trade accounts receivable	53,381	669,139
Inventories	(574,378)	170,788
Recoverable taxes	13,013	27,658
Other current and non-current assets	(93,156)	(85,521)
Biological assets	(355,132)	(376,531)
Trade accounts payable and supply chain finance	(303,239)	(1,047,993)
Taxes paid in installments	(48,065)	(28,459)
Other current and non-current liabilities	116,250	31,839
DOJ and Antitrust agreements payment	(56,630)	(90,300)
Income taxes paid	(188,753)	(23,764)
Changes in operating assets and liabilities	(1,436,709)	(753,144)
Cash provided by operating activities	3,714,579	1,769,955
Interest paid	(1,176,584)	(907,966)
Interest received	151,706	129,657
Net cash flows provided by operating activities	2,689,701	991,646
Cash flows from investing activities
Purchases of property, plant and equipment	(950,558)	(1,100,226)
Purchases and disposals of intangible assets	(6,086)	(6,622)
Proceeds from sale of property, plant and equipment	26,003	18,811
Acquisitions, net of cash acquired	(4,219)	(2,072)
Dividends received	8,652	6,537
Related party transactions	675	778
Others		20,625
Cash used in investing activities	(925,533)	(1,062,169)
Cash flows from financing activities
Proceeds from loans and financing	2,034,828	8,096,223
Payments of loans and financing	(2,637,753)	(4,406,523)
Derivative instruments received (settled)	(172,543)	(22,045)
Margin cash	(1,162)	(1,436)
Dividends paid		(447,979)
Dividends paid to non-controlling interest	(3,127)	(4,655)
Payments of leasing contracts	(314,038)	(318,428)
Cash provided (used in) by financing activities	(1,093,795)	2,895,157
Effect of exchange rate changes on cash and cash equivalents	(169,835)	(1,232)
Net change in cash and cash equivalents	500,538	2,823,402
Cash and cash equivalents beginning of period	4,569,517	2,526,431
Cash and cash equivalents at the end of period	5,070,055	5,349,833
Non-cash additions to right of use assets and lease liabilities	330,988	421,921
Capitalized interest	26,153	56,559
Closing of construction for fixed assets	$ 12,529